SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net loss	$ (3,766)	$ (6,272)	$ (11,264)	$ (14,407)
Weighted-average ordinary shares outstanding used to compute net loss per share, basic	9,018,261	970,192	3,302,818	655,665
Weighted-average ordinary shares outstanding used to compute net loss per share, diluted	9,018,261	970,192	3,302,818	655,665
Net loss per share, basic	$ (0.42)	$ (6.46)	$ (3.41)	$ (21.97)
Net loss per share, diluted	$ (0.42)	$ (6.46)	$ (3.41)	$ (21.97)